UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Ajax Mortgage Loan Trust 2019-D
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001782232

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Larry Mendelsohn, Manager, (404) 637-0412

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX II DEPOSITOR LLC
(Depositor)

By:	/s/ Larry Mendelsohn
Name: Larry Mendelsohn
Title: Manager

Date: July 12, 2019

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc. (“Infinity”)

Schedule 1 – Infinity Due Diligence Executive Summary

Schedule 2 – Infinity ASF Report

Schedule 3 – Infinity Comment Report

Schedule 4 – Infinity Compliance Report

Schedule 5 – Infinity Compliance Extract

Schedule 6 – Infinity Modification Data Report

Schedule 7 – Infinity Pay History Report

Schedule 8 – Infinity Title Report

99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)

Schedule 1 – AMC Due Diligence Executive Summary

Schedule 2 - AMC Assignment Modification Report

Schedule 3 – AMC Compliance Exception Report

Schedule 4 – AMC Compliance Exception Standard

Schedule 5 – AMC Exception Report

Schedule 6 – AMC Itemized Report

Schedule 7 – AMC Junior Mortgage Report

Schedule 8 – AMC Pay History Report

Schedule 9 – AMC Senior Lien Report

Schedule 10 – AMC Servicing Comment Report

Schedule 11 – AMC Subordinate Delinquency Report

Schedule 12 – AMC Subordinate Judgment Report

Schedule 13 – AMC Tax Lien Review Sheet

Schedule 14 – AMC Tigre Rating Agency Compliance Report

Schedule 15 – AMC Tigre Exception Standard Report

Schedule 16 – JCIII Compliance Summary

Schedule 17 – JCIII Exception Report

Schedule 18 – JCIII Itemized Report

Schedule 19 – JCIII Title Report

99.3	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC (“Solidifi”)

Schedule 1 – Solidifi Due Diligence Executive Summary

Schedule 2 – Solidifi Title Lien Report

Schedule 3 – Solidifi Delinquent Tax Report